Pension And Postretirement Benefits (Policy)	12 Months Ended
Dec. 31, 2014
Pension And Postretirement Benefits
Recognition of actuarial gains and losses

In the fourth quarter of 2014, we changed the method we use to estimate the service and interest components of net periodic benefit cost for pension and other postretirement benefits. This change compared to the previous method resulted in a decrease in the service and interest components for pension cost in the fourth quarter. Historically, we estimated these service and interest cost components utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. We have elected to utilize a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. We have made this change to provide a more precise measurement of service and interest costs by improving the correlation between projected benefit cash flows to the corresponding spot yield curve rates. This change does not affect the measurement of our total benefit obligations or our annual net periodic benefit cost as the change in the service and interest costs is completely offset in the actuarial (gain) loss reported. We have accounted for this change as a change in accounting estimate that is inseparable from a change in accounting principle and accordingly have accounted for it prospectively.

We recognize gains and losses on pension and postretirement plan assets and obligations immediately in our operating results. These gains and losses are measured annually as of December 31 and accordingly will be recorded during the fourth quarter, unless earlier remeasurements are required.

Capitalization of benefit plan costs

A portion of pension and postretirement benefit costs is capitalized as part of the benefit load on internal construction and capital expenditures, providing a small reduction in the net expense recorded.